Prepayments, Deposits and Other Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance For Credit Losses [Abstract]
Beginning balance	$ 548,248	$ 281,694	$ 364,973
Provision for credit losses	2,892,983	9,065,372
Written-off	(1,960,554)	(8,787,174)	(75,000)
Foreign currency translation adjustments	49,925	(11,644)	(8,279)
Ending balance	$ 1,530,602	$ 548,248	$ 281,694